Expense Example - GammaRoad Market Navigation ETF [Member]	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,051